SHARE CAPITAL (Details 4) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Restricted stock outstanding, beginning balance		166,000
Restricted stock, issued			166,000
Restricted stock, vested		(166,000)
Restricted stock outstanding, ending balance			166,000